LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
LONG-TERM INVESTMENTS
Cost method investments	$ 48,583	$ 129
Equity method investments	144,442
Available-for-sale investments	7,083
Total	$ 200,108	$ 129